Intangible asset (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost, beginning balance	¥ 44,852,000	¥ 9,000
Addition		44,843,000
Disposal of discontinued business	(9,000)
Foreign current translation differences	1,259,000
Cost, ending balance	46,102,000	44,852,000
Accumulated amotization, beginning balance	5,000	4,000
Amortization		1,000
Disposal of discontinued business, accumulated amortization	(5,000)
Accumulated amotization, ending Balance	0	5,000
Carrying amount	46,102,000	44,847,000
Acquired Computer Software [Member]
Cost, beginning balance	9,000	9,000
Disposal of discontinued business	(9,000)
Foreign current translation differences	0
Cost, ending balance	0	9,000
Accumulated amotization, beginning balance		4,000
Amortization		1,000
Disposal of discontinued business, accumulated amortization	(5,000)
Accumulated amotization, ending Balance	0
Carrying amount	0	4,000
Land Use Right [Member]
Cost, beginning balance	44,843,000	0
Addition		44,843,000
Disposal of discontinued business	0
Foreign current translation differences	1,259,000
Cost, ending balance	46,102,000	44,843,000
Accumulated amotization, beginning balance	0	0
Disposal of discontinued business, accumulated amortization	0
Accumulated amotization, ending Balance	0	0
Carrying amount	¥ 46,102,000	¥ 44,843,000